COLT 2021-1 ABS-15G

EXHIBIT 99.20

TPR Firm:	EdgeMAC	Date Submitted:	5/21/2021
Client Name:	LSRMF Acquisitions II, LLC	Report:	Exception Report - Loan
Client Project:	COLT 2021-1	Loans in report:	2

Report Date	Loan Number	Deal ID	Edge MAC ID	Seller Loan Number	Originator	Open Material Exceptions	Open Non Material Exceptions	Cleared Exceptions	Cured Exceptions	Waived Exceptions	Compensating Factors	Initial Review Date	Occupancy Type	Property State	Note Date	Loan Purpose	TILA Rating	Loan Initial	Loan Final	Credit Initial	Credit Final	Compliance Initial	Compliance Final	Property Initial	Property Final
5/21/2021	XXX	433451688	XXX	XXX	XXX	1) The Borrower on the Mortgage is a Business Entity named XXX, which does not match the vested owner on Title showing as XXX. The Mortgage, Note, and Guaranty appears to be incorrect as the Business Entity does not match any of the business documentation in the file. Missing evidence of the corrected Mortgage, Note and Guaranty reflecting the Borrower is XXX (all signature lines show XXX)

2) Missing signed Prepayment Rider as indicated on page 1 of the Mortgage

3) Missing signed Prepayment Addendum to Note.  Mortgage stated that there is Prepayment Rider, however, the Prepayment Addendum to Note was not attached to the Note.

4) The fully executed copy of the Notice of Settlement and Affidavit of title dated XXX shows the borrower will live at XXX (subject property) - item #2 on Affidavit.  Missing corrected documentation.
COMMENTS: 2/4/21: Hazard policy, asset statements and busines filings show residence address as mailing address. False Positive.

5) The borrower needs to supply evidence of 6 months reserves for the Subject totaling $XXX versus verified assets of $XXX.  Shortage of $XXX.
COMMENTS: 03/24/2021 Exception provided for reserves 2/10/2021:  Asset provided is insufficient to clear for 6 mos. reserves $XXX  6 = $XXX.  Condition is insufficient to clear.

6) The file contains stale documents based on a closing date of XXX.  Specifically, the lease agreements dated XXX for the 1st floor, dated XXX for the 2nd floor, and dated XXX for the 3rd floor, provided in the file are all outdated at the time the loan closed.  Missing complete signed copies of current lease agreements for all units.UPDATE 2/10/2021:  XXXounty - Landlord-Tenant Rental Subsidy Agreement showed the monthly lease of $XXX for the 2nd floor only beginning XXX, ending XXX.  Missing complete signed copies of the updated lease agreements for all units.
COMMENTS: 2/10/2021 - Received copies of outdated lease agreements already in the file. Missing current updated lease agreements for all units. Condition is insufficient to clear.	1) Client approved exception in the file. Client approved exception to allow 5.96 months in reserves vs program requirement of 6 months. Compensating Factors:1. FICO is 727, 47 pts. > minimum score of 6802. LTV is XXX% < max LTV of XXX%

										2) Client approved exception in the file. Client approved exception to allow rental agreements to continue on a month to month basis vs program requirement for updated lease agreements required for all units.Client approved exception in the file. Client approved exception to allow 5.96 months in reserves vs program requirement of 6 months. Compensating Factors:1. FICO is 727, 47 pts. > minimum score of 6802. LTV is XXX%, XXX% < max LTV of XXX%	Compensating Factors: 1. FICO is 727, 47 pts. > minimun score of 680 2. LTV is XXX%, XXX% < max LTV of XXX%	2/2/2021	Investment Property	NJ	XXX	Refinance - rate and term	Not covered / exempt	EG3	EG2	EG3	EG2	EG3	EG1	EG1	EG1
5/21/2021	XXX	433451709	XXX	XXX	XXX	1) The Deed of Trust is missing the legal description attached as Exhibit A. Deed of Trust in file dated XXX reflects "SEE ATTACHED EXHIBIT A" on Page 3, however, Exhibit A is missing. Need full copy of Deed of Trust inclusive of Exhibit A Legal Description and any Riders.
COMMENTS: 02/16/2021 Received full copy of Deed of Trust inclusive of Legal Description and Rider.

2) //UPDATE:  02/16/2021 Received Disclosure Tracking reflecting LE was issued XXXX, however, this LE is MISSING from the file.  Need actual copy of LE in order to perform TRID Tolerance and Monitoring testing.//UPDATE:  02/16/2021 Received definition of Business Day again.  Not counting Thanksgiving, the Initial LE would need to be dated XXX and the LE in file is dated XXX.//UPDATE:  02/16/2021 Received definition of Business Day attached to this condition, however, File is MISSING the Initial LE dated within 3 business days (excluding Sundays and Federal Holidays).  Application date is XXX and the earliest LE in file is dated XXX which is Outside the 3 Business day requirement.This loan failed TRID timing of disclosures.  Missing Initial Loan Estimate with proof issued within 3 business days of application date.  Unable to complete regulatory compliance check and TRID Monitoring.
COMMENTS: 02/17/2021 Received Initial LE dated XXX

3) This loan failed TRID timing of disclosures.  Missing Loan Estimate dated XXX as reflected on Disclosure Tracking and Rate Lock.
COMMENTS: 02/11/2021 Received LE dated XXX

4) Added 02/17/2021:  This loan failed TRID zero fee tolerance.  Broker Fee increased without a Valid Change of Circumstance resulting in the below TRID Tolerance Violation.  Condition added upon review of Conditions received.Integrated Disclosures Tolerance & Reimbursement Provisions - XXX - 1This loan failed the charges that cannot increase test. (12 CFR 1026.19(e)(3)(i))The loan contains charges that exceed the good faith determination according to 1026.19(e)(3)(i).One or more of the final charges exceed the comparable amount. Your total tolerance violation is $XXX.
								COMMENTS: 02/18/2021 Received COC dated XXX. Entered into CE and received a Pass result for all Tolerance Testing.			Compensating Factors: 1. 701 credit score; 1 point above program minimum credit score of 700 2. Mortgage history is 0x30 for 6 months > 01x30x12 3. No public records 4. Borrower has been self-employed for the last 11 years 5. DTI ratio of 44.64%; 5.36% less than 50% program maximum	2/8/2021	Primary Residence	CA	XXX	Purchase	Non-Qualified Mortgage	EG3	EG1	EG3	EG1	EG3	EG1	EG1	EG1